SANFORD C. BERNSTEIN FUND, INC.
                                              SANFORD C. BERNSTEIN FUND II, INC.
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         Supplement dated June 13, 2005 to the Prospectus of Sanford C.
Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc., dated May 2, 2005. This Supplement amends the following information:

         On page 66, with respect to the Investment Performance Table for the Bernstein International Value Composite (Display 2), the Average Annual Total Return of the MSCI EAFE Index for the five-year period ended December 31, 2004 is -1.13%.



         You should retain this Supplement with your Prospectus for future reference.